Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details) item in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) item employee	Dec. 31, 2019 USD ($) employee item
Disclosure of Segment information [Line Items]
Revenue	$ 688,543,000	$ 393,692,000	$ 628,907,000
Sale of crude oil	647,559,000	359,640,000	579,030,000
Sale of gas	40,984,000	34,052,000	49,877,000
Realized gain (loss) on commodity risk management contracts	(109,654,000)	21,059,000	3,888,000
Production and operating costs	(212,790,000)	(125,072,000)	(168,964,000)
Royalties	(113,023,000)	(35,875,000)	(64,576,000)
Share-based payment	(339,000)	(528,000)	(329,000)
Other operating costs	(99,428,000)	(88,669,000)	(104,059,000)
Operating profit (loss)	185,809,000	(110,663,000)	210,675,000
Adjusted EBITDA	300,800,000	217,531,000	363,335,000
Depreciation	(88,969,000)	(118,073,000)	(105,532,000)
Impairment loss for non-financial assets, net	(4,334,000)	(133,864,000)	(7,559,000)
Write-off of unsuccessful exploration efforts	(12,262,000)	(52,652,000)	(18,290,000)
Total assets	$ 895,741,000	$ 960,266,000	$ 852,132,000
Employees (average)	476,000	447	461
Employees at year end | employee	463,000	437,000	439,000
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 618,268,000	$ 334,606,000	$ 538,917,000
Sale of crude oil	616,133,000	332,461,000	536,986,000
Sale of gas	2,135,000	2,145,000	1,931,000
Realized gain (loss) on commodity risk management contracts	(109,654,000)	21,059,000	3,888,000
Production and operating costs	(178,384,000)	(92,319,000)	(116,944,000)
Royalties	(106,341,000)	(30,453,000)	(56,399,000)
Share-based payment	(334,000)	(362,000)	(231,000)
Other operating costs	(71,709,000)	(61,504,000)	(60,314,000)
Adjusted EBITDA	294,847,000	218,524,000	367,058,000
Depreciation	(61,279,000)	(63,687,000)	(46,917,000)
Impairment loss for non-financial assets, net	0
Write-off of unsuccessful exploration efforts	(7,827,000)	(1,949,000)	0
Total assets	$ 689,401,000	$ 680,828,000	$ 357,125,000
Employees (average)	308,000	238	195
Employees at year end | employee	321,000	268,000	202,000
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 21,471,000	$ 21,704,000	$ 32,336,000
Sale of crude oil	6,297,000	5,103,000	10,551,000
Sale of gas	15,174,000	16,601,000	21,785,000
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(11,050,000)	(10,244,000)	(19,789,000)
Royalties	(770,000)	(753,000)	(1,181,000)
Share-based payment	(31,000)	(94,000)	(31,000)
Other operating costs	(10,249,000)	(9,397,000)	(18,577,000)
Adjusted EBITDA	7,639,000	8,148,000	8,310,000
Depreciation	(14,275,000)	(33,571,000)	(34,826,000)
Impairment loss for non-financial assets, net	(17,641,000)	(81,967,000)	0
Write-off of unsuccessful exploration efforts	(4,435,000)	(50,167,000)	0
Total assets	$ 71,515,000	$ 101,742,000	$ 249,207,000
Employees (average)	55,000	68	89
Employees at year end | employee	52,000	57,000	77,000
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 20,109,000	$ 12,783,000	$ 23,049,000
Sale of crude oil	661,000	891,000	1,469,000
Sale of gas	19,448,000	11,892,000	21,580,000
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(4,596,000)	(3,876,000)	(5,953,000)
Royalties	(1,642,000)	(1,049,000)	(1,855,000)
Share-based payment	0	0	(29,000)
Other operating costs	(2,954,000)	(2,827,000)	(4,069,000)
Adjusted EBITDA	12,569,000	4,784,000	11,750,000
Depreciation	(4,082,000)	(3,732,000)	(7,445,000)
Impairment loss for non-financial assets, net	0	(1,717,000)	0
Write-off of unsuccessful exploration efforts	0	(536,000)	(5,120,000)
Total assets	$ 38,846,000	$ 38,172,000	$ 68,480,000
Employees (average)	4,000	11	13
Employees at year end | employee	4,000	5,000	13,000
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 28,695,000	$ 24,599,000	$ 34,605,000
Sale of crude oil	24,468,000	21,185,000	30,024,000
Sale of gas	4,227,000	3,414,000	4,581,000
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(18,760,000)	(18,633,000)	(26,278,000)
Royalties	(4,270,000)	(3,620,000)	(5,141,000)
Share-based payment	26,000	(72,000)	(38,000)
Other operating costs	(14,516,000)	(14,941,000)	(21,099,000)
Adjusted EBITDA	2,124,000	1,195,000	868,000
Depreciation	(9,130,000)	(16,564,000)	(15,618,000)
Impairment loss for non-financial assets, net	13,307,000	(16,205,000)	(7,559,000)
Write-off of unsuccessful exploration efforts	0	0	(13,170,000)
Total assets	$ 38,111,000	$ 36,803,000	$ 79,062,000
Employees (average)	92,000	114	133
Employees at year end | employee	74,000	97,000	128,000
Peru [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 0	$ 0
Sale of crude oil		0	0
Sale of gas		0	0
Realized gain (loss) on commodity risk management contracts		0	0
Production and operating costs		0	0
Royalties		0	0
Share-based payment		0	0
Other operating costs		0	0
Adjusted EBITDA		(1,952,000)	(6,540,000)
Depreciation		(401,000)	(576,000)
Impairment loss for non-financial assets, net	$ 0	(33,975,000)	0
Write-off of unsuccessful exploration efforts		0	0
Total assets		$ 4,656,000	$ 53,993,000
Employees (average)	4	10	26
Employees at year end | employee		5,000	14,000
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0	$ 0
Sale of crude oil	0	0	0
Sale of gas	0	0	0
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	0	0	0
Royalties	0	0	0
Share-based payment	0	0	0
Other operating costs	0	0	0
Adjusted EBITDA	(2,071,000)	(773,000)	(535,000)
Depreciation	(200,000)	(52,000)	(1,000)
Impairment loss for non-financial assets, net	0
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 7,782,000	$ 1,127,000	$ 1,119,000
Employees (average)	8,000	2	2
Employees at year end | employee	3,000	2,000	2,000
Corporate [Member]
Disclosure of Segment information [Line Items]
Revenue			$ 0
Sale of crude oil			0
Sale of gas			0
Realized gain (loss) on commodity risk management contracts			0
Production and operating costs			0
Royalties			0
Share-based payment			0
Other operating costs			0
Adjusted EBITDA			(17,576,000)
Depreciation			(149,000)
Write-off of unsuccessful exploration efforts			0
Total assets			$ 43,146,000
Employees (average) | item			3
Employees at year end | employee			3,000
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0
Sale of crude oil	0	0
Sale of gas	0	0
Realized gain (loss) on commodity risk management contracts	0	0
Production and operating costs	0	0
Royalties	0	0
Share-based payment	0	0
Other operating costs	0	0
Adjusted EBITDA	(14,308,000)	(12,395,000)
Depreciation	(3,000)	(66,000)
Impairment loss for non-financial assets, net	0
Write-off of unsuccessful exploration efforts	0	0
Total assets	$ 50,086,000	$ 96,938,000
Employees (average)	9,000	4
Employees at year end | employee	9,000	3,000